Loans (Details 10) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Real Estate Loans Construction And Land Development [Member]
Gross Loan Charge-offs by Origination Year Prior Year	$ 0	$ 0
Gross Loan Charge-offs by Origination Year 2025	0
Gross Loan Charge-offs by Origination Year 2020		0
Gross Loan Charge-offs by Origination Year 2021	0	0
Gross Loan Charge-offs by Origination Year 2022	0	0
Gross Loan Charge-offs by Origination Year 2023	31	0
Gross Loan Charge-offs by Origination Year 2024	0	0
Gross Loan Charge-offs by Origination Year Revolving Loans	0	0
Gross Loan Charge-offs by Origination Year Revolving Loans Converted to Term Loans	0	0
Gross Loan Charge-offs by Origination Year Total Loans	31	0
Real Estate Loans Single-family residential [Member]
Gross Loan Charge-offs by Origination Year Prior Year	0	0
Gross Loan Charge-offs by Origination Year 2025	0
Gross Loan Charge-offs by Origination Year 2020		5
Gross Loan Charge-offs by Origination Year 2021	0	0
Gross Loan Charge-offs by Origination Year 2022	0	126
Gross Loan Charge-offs by Origination Year 2023	0	0
Gross Loan Charge-offs by Origination Year 2024	0	0
Gross Loan Charge-offs by Origination Year Revolving Loans	5	0
Gross Loan Charge-offs by Origination Year Revolving Loans Converted to Term Loans	0	0
Gross Loan Charge-offs by Origination Year Total Loans	5	131
Real Estate Loans [Member]
Gross Loan Charge-offs by Origination Year Prior Year	0	5
Gross Loan Charge-offs by Origination Year 2025	0
Gross Loan Charge-offs by Origination Year 2020		0
Gross Loan Charge-offs by Origination Year 2021	0	0
Gross Loan Charge-offs by Origination Year 2022	0	126
Gross Loan Charge-offs by Origination Year 2023	31	0
Gross Loan Charge-offs by Origination Year 2024	0	0
Gross Loan Charge-offs by Origination Year Revolving Loans	5	0
Gross Loan Charge-offs by Origination Year Revolving Loans Converted to Term Loans	0	0
Gross Loan Charge-offs by Origination Year Total Loans	36	131
Loans NotSecured By Real Estate Commercial [Member]
Gross Loan Charge-offs by Origination Year Prior Year	112	37
Gross Loan Charge-offs by Origination Year 2025	100
Gross Loan Charge-offs by Origination Year 2020		179
Gross Loan Charge-offs by Origination Year 2021	9	74
Gross Loan Charge-offs by Origination Year 2022	39	397
Gross Loan Charge-offs by Origination Year 2023	27	447
Gross Loan Charge-offs by Origination Year 2024	0	0
Gross Loan Charge-offs by Origination Year Revolving Loans	0	0
Gross Loan Charge-offs by Origination Year Revolving Loans Converted to Term Loans	0	0
Gross Loan Charge-offs by Origination Year Total Loans	287	1,134
Loans NotSecured By Real Estate Consumer [Member]
Gross Loan Charge-offs by Origination Year Prior Year	501	557
Gross Loan Charge-offs by Origination Year 2025	16
Gross Loan Charge-offs by Origination Year 2020		1
Gross Loan Charge-offs by Origination Year 2021	0	0
Gross Loan Charge-offs by Origination Year 2022	4	9
Gross Loan Charge-offs by Origination Year 2023	2	37
Gross Loan Charge-offs by Origination Year 2024	6	5
Gross Loan Charge-offs by Origination Year Revolving Loans	0	0
Gross Loan Charge-offs by Origination Year Revolving Loans Converted to Term Loans	0	0
Gross Loan Charge-offs by Origination Year Total Loans	529	609
Loans NotSecured By Real Estate All other [Member]
Gross Loan Charge-offs by Origination Year Prior Year	0	107
Gross Loan Charge-offs by Origination Year 2025	0
Gross Loan Charge-offs by Origination Year 2020		0
Gross Loan Charge-offs by Origination Year 2021	0	0
Gross Loan Charge-offs by Origination Year 2022	0	0
Gross Loan Charge-offs by Origination Year 2023	0	0
Gross Loan Charge-offs by Origination Year 2024	0	0
Gross Loan Charge-offs by Origination Year Revolving Loans	0	0
Gross Loan Charge-offs by Origination Year Revolving Loans Converted to Term Loans	0	0
Gross Loan Charge-offs by Origination Year Total Loans	0	107
Loans NotSecured By Real Estate Gross Charge-Offs [Member]
Gross Loan Charge-offs by Origination Year Prior Year	613	706
Gross Loan Charge-offs by Origination Year 2025	116
Gross Loan Charge-offs by Origination Year 2020		180
Gross Loan Charge-offs by Origination Year 2021	9	74
Gross Loan Charge-offs by Origination Year 2022	43	532
Gross Loan Charge-offs by Origination Year 2023	60	484
Gross Loan Charge-offs by Origination Year 2024	6	5
Gross Loan Charge-offs by Origination Year Revolving Loans	5	0
Gross Loan Charge-offs by Origination Year Revolving Loans Converted to Term Loans	0	0
Gross Loan Charge-offs by Origination Year Total Loans	852	1,981
Real Estate Loans Commercial [Member]
Gross Loan Charge-offs by Origination Year Prior Year	0	0
Gross Loan Charge-offs by Origination Year 2025	0
Gross Loan Charge-offs by Origination Year 2020		0
Gross Loan Charge-offs by Origination Year 2021	0	0
Gross Loan Charge-offs by Origination Year 2022	0	0
Gross Loan Charge-offs by Origination Year 2023	0	0
Gross Loan Charge-offs by Origination Year 2024	0	0
Gross Loan Charge-offs by Origination Year Revolving Loans	0	0
Gross Loan Charge-offs by Origination Year Revolving Loans Converted to Term Loans	0	0
Gross Loan Charge-offs by Origination Year Total Loans	0	0
Real Estate Loans Multifamily and farmland [Member]
Gross Loan Charge-offs by Origination Year Prior Year	0	0
Gross Loan Charge-offs by Origination Year 2025	0
Gross Loan Charge-offs by Origination Year 2020		0
Gross Loan Charge-offs by Origination Year 2021	0	0
Gross Loan Charge-offs by Origination Year 2022	0	0
Gross Loan Charge-offs by Origination Year 2023	0	0
Gross Loan Charge-offs by Origination Year 2024	0	0
Gross Loan Charge-offs by Origination Year Revolving Loans	0	0
Gross Loan Charge-offs by Origination Year Revolving Loans Converted to Term Loans	0	0
Gross Loan Charge-offs by Origination Year Total Loans	$ 0	$ 0